AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT


                                  JUNE 30, 1999


   This report is not to be construed as an offering for sale of any Variable
      Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 1999

Dear Policyowner:

      We are pleased to send you the 1999 Semi-Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index (commenced operations on May 3,
1999), Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolio) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks, with approximately 60% of its assets invested to provide investment results that correspond to the performance of the S&P 500 Index and the remaining approximately 40% of its assets invested to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and in money market instruments with an average maturity of one to three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities with an average maturity of three to seven years.

      Investment Company Composite Fund: This Fund seeks as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing approximately half of its assets in companies believed to possess above-average growth potential and the other half of its assets in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total rate of return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social criteria for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments, with an expected "neutral mix" over the long-term of 10% in short-term/money-market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 1999, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1)                     + 1.6%
      Investment Company All America Fund                         +11.5%
      Investment Company Equity Index Fund                        +11.4%
      Investment Company Mid-Cap Equity Index Fund(2)             + 3.8%
      Investment Company Bond Fund                                - 2.5%
      Investment Company Short-Term Bond Fund                     + 1.3%
      Investment Company Mid-Term Bond Fund                       - 0.5%
      Investment Company Composite Fund                           + 4.8%
      Investment Company Aggressive Equity Fund                   + 6.1%
      Scudder Bond Fund                                           - 2.0%
      Scudder Capital Growth Fund                                 +10.2%
      Scudder International Fund                                  + 9.2%
      American Century VP Capital Appreciation Fund               +15.3%
      Calvert Social Balanced Fund                                + 4.4%
      Fidelity VIP Equity-Income Fund                             +11.9%
      Fidelity VIP II Contrafund                                  +10.5%
      Fidelity VIP II Asset Manager Fund                          + 4.5%
      ---------------
      (1) The seven-day net annualized effective yield as of 8/10/99 was 3.62% and is not necessarily indicative of future actual yields.
      (2)   Commenced operations May 3, 1999; total return is from that date.

      Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                Sincerely,

                                /s/ Manfred Altstadt
                                -------------------------------
                                Manfred Altstadt
                                Senior Executive Vice President
                                and Chief Financial Officer,
                                The American Life Insurance Company of New York

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 2 ................    1

   Statement of Assets and Liabilities ....................................    5

   Statement of Operations ................................................    7

   Statements of Changes in Net Assets ....................................    9

   Notes to Financial Statements ..........................................   12

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1999 (Unaudited)

                                                                                  Investment Company
                                                          ------------------------------------------------------------------
                                                                                                      Mid-Cap
                                                             Money                                    Equity
                                                             Market     All America   Equity Index     Index       Bond
                                                              Fund         Fund           Fund         Fund        Fund
                                                           ----------  ------------   -------------  --------- ------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund-- $393,953
   All America Fund-- $7,794,115
   Equity Index Fund-- $12,173,533
   Mid-Cap Equity Index Fund-- $16,494
   Bond Fund-- $1,961,813)
   (Notes 1 and 2) ........................................  $395,792    $8,735,165    $12,720,531    $17,154    $1,956,102
Due From (To) General Account .............................     2,569         9,131         28,159        (10)      (64,268)
                                                             --------    ----------    -----------    -------    ----------
NET ASSETS ................................................  $398,361    $8,744,296    $12,748,690    $17,144    $1,891,834
                                                             ========    ==========    ===========    =======    ==========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ......................  $   2.07    $     9.03    $      3.19    $  1.04    $     3.10
                                                             ========    ==========    ===========    =======    ==========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 1999 (Note 5) .................................   192,725       968,375      3,990,947     16,505       610,862
                                                             ========    ==========    ===========    =======    ==========

                                                                                 Investment Company
                                                                 ---------------------------------------------------
                                                                                                        Aggressive
                                                                 Short-Term   Mid-Term     Composite      Equity
                                                                  Bond Fund   Bond Fund      Fund          Fund
                                                                 ----------  ----------  ------------  ------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund-- $157,810
   Mid-Term Bond Fund-- $225,957
   Composite Fund-- $4,007,807
   Aggressive Equity Fund-- $2,458,047)
   (Notes 1 and 2) .............................................   $158,778    $217,982    $4,146,111    $3,132,455
Due From (To) Mutual of America General Account ................        335       1,310       (22,275)        5,337
                                                                   --------    --------    ----------    ----------
NET ASSETS .....................................................   $159,113    $219,292    $4,123,836    $3,137,792
                                                                   ========    ========    ==========    ==========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ...........................   $   1.26    $   1.32    $     5.17    $     2.14
                                                                   ========    ========    ==========    ==========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 1999 (Note 5) ..........    126,055     166,346       797,411     1,465,444
                                                                   ========    ========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1999 (Unaudited)

                                                                                                       American
                                                                            Scudder                    Century     Calvert
                                                           ----------------------------------------  ----------- ----------
                                                                           Capital                   VP Capital    Social
                                                               Bond        Growth     International Appreciation  Balanced
                                                               Fund         Fund          Fund          Fund        Fund
                                                            ----------   -----------  -------------  ----------- ----------
ASSETS:
Investments in Scudder Portfolios, American
  Century VP Capital Appreciation Fund and
  Calvert Social Balanced Portfolio at market value
   (Cost:
   Scudder Bond Fund -- $362,241
   Scudder Capital Growth Fund -- $6,408,793
   Scudder International Fund -- $23,086,990
   American Century VP
     Capital Appreciation Fund -- $657,931
   Calvert Social Balanced Fund -- $685,893)
   (Notes 1 and 2) ........................................  $350,595    $7,160,154    $23,188,894    $729,401     $768,205
Due From (To) General Account .............................     2,930        23,864        (45,500)      1,538        2,384
                                                             --------     ---------     ----------    --------     --------
NET ASSETS ................................................  $353,525    $7,184,018    $23,143,394    $730,939     $770,589
                                                             ========    ==========    ===========    ========     ========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ......................  $  12.78    $    39.81    $     18.50    $  12.34     $   3.18
                                                             ========    ==========    ===========    ========     ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 1999 (Note 5) .................................    27,673       180,463      1,250,783      59,237      242,527
                                                             ========    ==========    ===========    ========     ========

                                                                                Fidelity
                                                                ----------------------------------------
                                                                     VIP                       VIP II
                                                                   Equity-       VIP II        Asset
                                                                   Income        Contra        Manager
                                                                    Fund          Fund          Fund
                                                                ------------  ------------  ------------
ASSETS:
Investments in Fidelity Portfolios at market value
   (Cost:
   VIP Equity-Income Fund-- $3,282,138
   VIP II Contra Fund-- $7,609,957
   VIP II Asset Manager Fund-- $1,762,441)
   (Notes 1 and 2) .............................................  $3,811,267    $8,982,291    $1,855,528
Due From (To) General Account ..................................      27,430        11,866        13,313
                                                                  ----------    ----------    ----------
NET ASSETS .....................................................  $3,838,697    $8,994,157    $1,868,841
                                                                  ==========    ==========    ==========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ...........................  $    34.34    $    28.93    $    25.16
                                                                  ==========    ==========    ==========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 1999 (Note 5) ..........     111,775       310,847        74,270
                                                                  ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS

                                                                                                               For the Period
                                                                                                                 May 3, 1999
                                                                                                                (Commencement
                                                                                                              of Operatons) to
                                                                       For The Six Months Ended June 30, 1999  June 30, 1999
                                                                                     (Unaudited)                 (Unaudited)
                                                                        ------------------------------------     -----------
                                                                                        Investment Company
                                                                        -----------------------------------------------------
                                                                          Money       All         Equity            Mid-Cap
                                                                          Market     America       Index         Equity Index
                                                                           Fund       Fund         Fund              Fund
                                                                         --------- ----------  ------------       -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income ...................................................   $    --     $     --     $      --           $ --
                                                                         -------     --------     ---------           ----
Expenses (Note 3):

   Fees ..............................................................     3,596       50,719        76,975             21
   Administrative Expenses ...........................................       688        5,089         4,912             --
                                                                         -------     --------     ---------           ----
Total Expenses .......................................................     4,284       55,808        81,887             21
                                                                         -------     --------     ---------           ----
NET INVESTMENT INCOME (LOSS) .........................................    (4,284)     (55,808)      (81,887)           (21)
                                                                         -------     --------     ---------           ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...........................    (6,009)     109,213     1,767,311              5
   Net unrealized appreciation (depreciation) of investments .........    19,557      811,540         8,663            660
                                                                         -------     --------     ---------           ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    13,548      920,753     1,775,974            665
                                                                         -------     --------     ---------           ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................................   $ 9,264     $864,945    $1,694,087           $644
                                                                         =======     ========     =========           ====


                                                                       For the Six Months Ended June 30, 1999 (Unaudited)
                                                                    ---------------------------------------------------------
                                                                                        Investment Company
                                                                    --------------------------------------------------------
                                                                                Short-Term Mid-Term              Aggressive
                                                                        Bond       Bond      Bond     Composite    Equity
                                                                        Fund       Fund      Fund       Fund        Fund
                                                                     ------------------------------------------- ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income ..................................................  $     --   $   --    $   --    $     --     $     --
                                                                       --------   ------    ------    --------     --------
Expenses (Note 3):
   Fees .............................................................    14,008    1,015     1,428      24,694       19,389
   Administrative Expenses ..........................................     1,393      123       175       2,985        1,144
                                                                       --------   ------    ------    --------     --------
Total Expenses ......................................................    15,401    1,138     1,603      27,679       20,533
                                                                       --------   ------    ------    --------     --------
NET INVESTMENT INCOME (LOSS) ........................................   (15,401)  (1,138)   (1,603)    (27,679)     (20,533)
                                                                       --------   ------    ------    --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..........................  (181,235)     (40)   (2,608)      5,806      205,343
   Net unrealized appreciation (depreciation) of investments ........   122,560    3,420     3,187     215,197      (16,330)
                                                                       --------   ------    ------    --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............   (58,675)   3,380       579     221,003      189,013
                                                                       --------   ------    ------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................  $(74,076)  $2,242   $(1,024)   $193,324     $168,480
                                                                       ========   ======    ======    ========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 1999 (Unaudited)

                                                                                                         American
                                                                               Scudder                    Century
                                                                 -----------------------------------    -----------
                                                                              Capital                    VP Capital
                                                                   Bond       Growth    International   Appreciation
                                                                   Fund        Fund         Fund            Fund
                                                                 ---------   ---------   -----------     -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income .............................................  $ 17,006    $690,024    $ 626,561      $    --
                                                                  --------    --------   ----------      -------
Expenses (Note 3):
   Fees ........................................................     2,173      41,474       36,006        2,692
   Administrative Expenses .....................................       491       1,278          471           48
                                                                  --------    --------   ----------      -------
Total Expenses .................................................     2,664      42,752       36,477        2,740
                                                                  --------    --------   ----------      -------
NET INVESTMENT INCOME (LOSS) ...................................    14,342     647,272      590,084       (2,740)
                                                                  --------    --------   ----------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................    (8,667)    374,694    1,196,640        6,367
   Net unrealized appreciation (depreciation) of investments ...   (12,290)   (302,025)      92,254       73,168
                                                                  --------    --------   ----------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........   (20,957)     72,669    1,288,894       79,535
                                                                  --------    --------   ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................  $ (6,615)   $719,941   $1,878,978      $76,795
                                                                  ========    ========   ==========      =======

                                                                   Calvert                Fidelity
                                                                  --------  -------------------------------------
                                                                                VIP                     VIP II
                                                                   Social     Equity-      VIP II       Asset
                                                                  Balanced    Income       Contra       Manager
                                                                    Fund       Fund         Fund         Fund
                                                                  --------  ----------    ----------  ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income .............................................   $   --     $170,824     $297,065     $135,142
                                                                   -------    --------     --------     --------
Expenses (Note 3):
   Fees ........................................................     4,987      20,691       45,530       10,241
   Administrative Expenses .....................................       856       3,246        1,974        1,622
                                                                   -------    --------     --------     --------
Total Expenses .................................................     5,843      23,937       47,504       11,863
                                                                   -------    --------     --------     --------
NET INVESTMENT INCOME (LOSS) ...................................    (5,843)    146,887      249,561      123,279
                                                                   -------    --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................    21,008      70,774      315,622        8,114
   Net unrealized appreciation (depreciation) of investments ...    18,700     192,569      213,061      (53,163)
                                                                   -------    --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........    39,708     263,343      528,683      (45,049)
                                                                   -------    --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................   $33,865    $410,230     $778,244     $ 78,230
                                                                   =======    ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                             --------------------------------------------------------------------------------
                                                  Money Market Fund          All America Fund          Equity Index Fund
                                             -------------------------- -------------------------- -------------------------
                                             For the Six     For the    For the Six     For the     For the Six    For the
                                             Months Ended  Year Ended   Months Ended   Year Ended   Months Ended  Year Ended
                                            June 30, 1999  December 31, June 30, 1999  December 31, June 30, 1999 December 31,
                                              (Unaudited)      1998      (Unaudited)     1998       (Unaudited)      1998
                                            -------------  ------------ ------------  -----------   ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........     $ (4,284)    $ 27,608     $ (55,808)   $ 822,875    $  (81,887)  $  688,779
   Net realized gain (loss) on investments        (6,009)         343       109,213      633,058     1,767,311    1,334,602
   Net unrealized appreciation
     (depreciation) of investments ........       19,557      (10,884)      811,540     (242,666)        8,663       (8,737)
                                                --------     --------    ----------   ----------   -----------  -----------
Net Increase (Decrease) in net assets
   resulting from operations ..............        9,264       17,067       864,945    1,213,267     1,694,087    2,014,644
                                                --------     --------    ----------   ----------   -----------  -----------
From Unit Transactions:
   Contributions ..........................      154,925      630,831       550,169    1,595,623     1,402,095    2,814,473
   Withdrawals ............................     (190,232)    (134,654)     (467,374)    (918,207)     (624,212)    (827,177)
   Net Transfers ..........................     (333,760)      68,215        16,950     (322,226)   (1,038,409)   1,681,187
                                                --------     --------    ----------   ----------   -----------  -----------
Net Increase (Decrease) from unit
   transactions ...........................     (369,067)     564,392        99,745      355,190      (260,526)   3,668,483
                                                --------     --------    ----------   ----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS .....     (359,803)     581,459       964,690    1,568,457     1,433,561    5,683,127
NET ASSETS:
Beginning of Period/Year ..................      758,164      176,705     7,779,606    6,211,149    11,315,129    5,632,002
                                                --------     --------    ----------   ----------   -----------  -----------
End of Period/Year ........................     $398,361     $758,164    $8,744,296   $7,779,606   $12,748,690  $11,315,129
                                                ========     ========    ==========   ==========   ===========  ===========

                                                                                 Investment Company
                                                        ---------------------------------------------------------------------
                                                            Mid-Cap
                                                         Equity Index
                                                             Fund                Bond Fund           Short-Term Bond Fund
                                                        --------------- ----------------------------------------------------
                                                        For the Period
                                                          May 3, 1999
                                                         (Commencement    For the Six    For the    For the Six     For the
                                                       of Operations) to Months Ended  Year Ended   Months Ended   Year Ended
                                                         June 30, 1999   June 30, 1999 December 31, June 30, 1999 December 31,
                                                          (Unaudited)     (Unaudited)     1998       (Unaudited)      1998
                                                        --------------- -------------- -----------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .......................       $ (21)      $ (15,401)   $ 193,334     $ (1,138)     $ 5,780
   Net realized gain (loss) on investments ............           5        (181,235)      45,639          (40)         (28)
   Net unrealized appreciation (depreciation)
     of investments ...................................         660         122,560     (109,157)       3,420       (1,455)
                                                            -------       ---------    ---------     --------     --------
Net Increase (Decrease) in net assets resulting
   from operations ....................................         644         (74,076)     129,816        2,242        4,297
                                                            -------      ----------   ----------     --------     --------
From Unit Transactions:
   Contributions ......................................          10         162,623    1,131,599        7,120       73,817
   Withdrawals ........................................          --        (166,554)    (177,675)     (11,826)      (5,146)
   Net Transfers ......................................      16,490        (297,511)     280,108        3,632       55,949
                                                            -------      ----------   ----------     --------     --------
Net Increase (Decrease) from unit transactions ........      16,500        (301,442)   1,234,032       (1,074)     124,620
                                                            -------      ----------   ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS .................      17,144        (375,518)   1,363,848        1,168      128,917
NET ASSETS:
Beginning of Period/Year ..............................          --       2,267,352      903,504      157,945       29,028
                                                            -------      ----------   ----------     --------     --------
End of Period/Year ....................................     $17,144      $1,891,834   $2,267,352     $159,113     $157,945
                                                            =======      ==========   ==========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                            Investment Company
                                             ---------------------------------------------------------------------------------
                                                      Mid-Term                                         Aggressive Equity
                                                      Bond Fund               Composite Fund                 Fund
                                             -------------------------- ----------------------------------------------------
                                             For the Six     For the    For the Six     For the     For the Six    For the
                                             Months Ended  Year Ended   Months Ended   Year Ended   Months Ended  Year Ended
                                            June 30, 1999  December 31, June 30, 1999  December 31, June 30, 1999 December 31,
                                              (Unaudited)      1998      (Unaudited)     1998       (Unaudited)      1998
                                            -------------  ------------ ------------  -----------   ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............    $ (1,603)    $ 11,213    $  (27,679)  $  100,103    $  (20,533)  $  (22,565)
   Net realized gain (loss) on investments .      (2,608)        (575)        5,806      (51,778)      205,343     (969,122)
   Net unrealized appreciation
     (depreciation) of investments .........       3,187       (6,053)      215,197      321,364       (16,330)     694,336
                                                --------     --------    ----------   ----------    ----------   ----------
Net Increase (Decrease) in net assets
  resulting from operations ................      (1,024)       4,585       193,324      369,689       168,480     (297,351)
                                                --------     --------    ----------   ----------    ----------   ----------
From Unit Transactions:
   Contributions ...........................      11,441       42,486       825,136      880,589       237,022    1,243,111
   Withdrawals .............................      (8,933)      (7,155)     (432,927)    (465,461)     (350,997)    (576,815)
   Net Transfers ...........................     (42,974)     159,141       107,408     (159,640)     (502,132)  (1,711,213)
                                                --------     --------    ----------   ----------    ----------   ----------
Net Increase (Decrease) from unit
  transactions .............................     (40,466)     194,472       499,617      255,488      (616,107)  (1,044,917)

NET INCREASE (DECREASE) IN NET ASSETS ......     (41,490)     199,057       692,941      625,177      (447,627)  (1,342,268)
Net Assets:
Beginning of Period/Year ...................     260,782       61,725     3,430,895    2,805,718     3,585,419    4,927,687
                                                --------     --------    ----------   ----------    ----------   ----------
End of Period/Year .........................    $219,292     $260,782    $4,123,836   $3,430,895    $3,137,792   $3,585,419
                                                ========     ========    ==========   ==========    ==========   ==========


                                                                                  Scudder
                                             ---------------------------------------------------------------------------------
                                                      Bond Fund             Capital Growth Fund       International Fund
                                             -------------------------- ----------------------------------------------------
                                             For the Six     For the    For the Six     For the     For the Six    For the
                                             Months Ended  Year Ended   Months Ended   Year Ended   Months Ended  Year Ended
                                            June 30, 1999  December 31, June 30, 1999  December 31, June 30, 1999 December 31,
                                              (Unaudited)      1998      (Unaudited)     1998       (Unaudited)      1998
                                            -------------  ------------ ------------  -----------   ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........    $  14,342      $ 8,940     $ 647,272   $  252,274     $ 590,084    $ 124,773
   Net realized gain (loss) on investments        (8,667)         881       374,694      154,343     1,196,640    3,169,145
   Net unrealized appreciation
     (depreciation) of investments ........      (12,290)      (1,656)     (302,025)     616,576        92,254         (650)
                                               ---------    ---------    ----------   ----------   -----------   ----------
Net Increase (Decrease) in net assets
  resulting from operations ...............       (6,615)       8,165       719,941    1,023,193     1,878,978    3,293,268
                                               ---------    ---------    ----------   ----------   -----------   ----------
From Unit Transactions:
   Contributions ..........................       53,748      182,295       694,085    2,042,311       143,657      490,933
   Withdrawals ............................      (13,958)     (41,847)     (491,708)  (1,000,765)     (124,901)    (320,115)
   Net Transfers ..........................      (30,674)     104,368        92,983     (634,248)   19,462,056   (2,811,143)
                                               ---------    ---------    ----------   ----------   -----------   ----------
Net Increase (Decrease) from unit
   transactions ...........................        9,116      244,816       295,360      407,298    19,480,812   (2,640,325)
                                               ---------    ---------    ----------   ----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS .....        2,501      252,981     1,015,301    1,430,491    21,359,790      652,943
NET ASSETS:
Beginning of Period/Year ..................      351,024       98,043     6,168,717    4,738,226     1,783,604    1,130,661
                                               ---------    ---------    ----------   ----------   -----------   ----------
End of Period/Year ........................    $ 353,525    $ 351,024    $7,184,018   $6,168,717   $23,143,394   $1,783,604
                                               =========    =========    ==========   ==========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              American
                                                                               Century                    Calvert
                                                                    --------------------------  --------------------------
                                                                             VP Capital                   Social
                                                                          Appreciation Fund            Balanced Fund
                                                                    --------------------------   --------------------------
                                                                     For the Six      For the     For the Six     For the
                                                                    Months Ended    Year Ended   Months Ended   Year Ended
                                                                    June 30, 1999  December 31,  June 30, 1999 December 31,
                                                                     (Unaudited)       1998       (Unaudited)      1998
                                                                    ------------   ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ........................................    $  (2,740)      $  16,914    $  (5,843)     $  46,535
   Net realized gain (loss) on investments ......................        6,367         (99,213)      21,008         10,561
   Net unrealized appreciation (depreciation)
     of investments .............................................       73,168          40,349       18,700         30,355
                                                                     ---------       ---------    ---------      ---------
Net Increase (Decrease) in Net Assets Resulting
   from Operations ..............................................       76,795         (41,950)      33,865         87,451
                                                                     ---------       ---------    ---------      ---------
From Unit Transactions:
   Contributions ................................................       48,735          75,175       87,868        274,878
   Withdrawals ..................................................      (29,104)       (112,315)    (176,964)       (68,369)
   Net Transfers ................................................     (249,164)        (24,416)      44,600        (26,872)
                                                                     ---------       ---------    ---------      ---------
Net Increase (Decrease) from unit transactions ..................     (268,795)        (61,556)     (44,496)       179,637
                                                                     ---------       ---------    ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ...........................      345,590        (103,506)     (10,631)       267,088
NET ASSETS:
Beginning of Period/Year ........................................      385,349         488,855      781,220        514,132
                                                                     ---------       ---------    ---------      ---------
End of Period/Year ..............................................    $ 730,939       $ 385,349    $ 770,589      $ 781,220
                                                                     =========       =========    =========      =========



                                                                                Fidelity
                                             -------------------------------------------------------------------------------
                                                         VIP                     VIP II                    VIP II
                                                    Equity-Income                Contra                 Asset Manager
                                                        Fund                      Fund                      Fund
                                              ------------------------- ------------------------  -------------------------
                                             For the Six     For the    For the Six     For the     For the Six    For the
                                             Months Ended  Year Ended   Months Ended   Year Ended   Months Ended  Year Ended
                                            June 30, 1999  December 31, June 30, 1999  December 31, June 30, 1999 December 31,
                                              (Unaudited)      1998      (Unaudited)     1998       (Unaudited)      1998
                                            -------------  ------------ ------------  -----------   ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............   $ 146,887    $ 136,853     $ 249,561    $ 188,320    $  123,279    $ 148,907
   Net realized gain (loss) on investments .      70,774       72,638       315,622      765,617         8,114       (5,492)
   Net unrealized appreciation
    (depreciation) of investments ..........     192,569      (34,830)      213,061      406,309      (53,163)       11,903
                                              ----------   ----------    ----------   ----------    ----------   ----------
Net Increase (Decrease) in net assets
   resulting from operations ...............     410,230      174,661       778,244    1,360,246        78,230      155,318
                                              ----------   ----------    ----------   ----------    ----------   ----------
From Unit Transactions:
   Contributions ...........................     270,279    1,189,305       735,087    1,461,583       425,598      663,209
   Withdrawals .............................    (243,698)    (707,392)     (442,655)    (742,245)     (224,069)    (202,904)
   Net Transfers ...........................    (141,734)     270,492       627,666      888,336       (49,133)    (354,073)
                                              ----------   ----------    ----------   ----------    ----------   ----------
Net Increase (Decrease) from unit
  transactions .............................    (115,153)     752,405       920,098    1,607,674       152,396      106,232
                                              ----------   ----------    ----------   ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS ......     295,077      927,066     1,698,342    2,967,920       230,626      261,550
NET ASSETS:
Beginning of Period/Year ...................   3,543,620    2,616,554     7,295,815    4,327,895     1,638,215    1,376,665
                                              ----------   ----------    ----------   ----------    ----------   ----------
End of Period/Year .........................  $3,838,697   $3,543,620    $8,994,157   $7,295,815    $1,868,841   $1,638,215
                                              ==========   ==========    ==========   ==========    ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund (formerly, the Calvert Responsibly Invested Balanced Fund). The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

     On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2. Also, prior to May 2, 1994 the All America Fund was known as the Stock Fund and had a different objective and no sub-advisors.

     On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

     On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became available to Separate Account No. 2.

     Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

2.  INVESTMENTS

     The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 1999 are as follows:

                                                         Number of    Net Asset
                                                          Shares        Value
                                                        ---------      --------
    Investment Company Funds:
       Money Market Fund .............................    326,503       $ 1.21
       All America Fund ..............................  2,686,073         3.25
       Equity Index Fund .............................  4,623,579         2.75
       Mid-Cap Equity Index Fund .....................     16,481         1.04
       Bond Fund .....................................  1,397,510         1.40
       Short-Term Bond Fund ..........................    151,146         1.05
       Mid-Term Bond Fund ............................    238,940         0.91
       Composite Fund ................................  2,207,625         1.88
       Aggressive Equity Fund ........................  1,943,146         1.61
    Scudder Portfolios:
       Bond Portfolio ................................     54,188         6.47
       Capital Growth Portfolio--Class "A" ...........    299,338        23.92
       International Portfolio--Class "A" ............  1,601,443        14.48
    American Century VP Capital Appreciation Fund ....     69,666        10.47
    Calvert Social Balanced Portfolio ................    341,882         2.25
    Fidelity Portfolios:
       Equity-Income--"Initial" Class ................    139,863        27.26
       Contrafund--"Initial" Class ...................    344,149        26.10
       Asset Manager--"Initial" Class ................    104,891        17.69

3.  EXPENSES

     Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century Fund for which the annual rate is .20%, and each Fidelity fund, for which the annual rate is .30%.

     In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

     Distribution Expense Charge -- The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

     Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4.  DIVIDENDS

     All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1999. It is the Investment Company's practice to declare and pay dividends at the end of the year.

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $17,006.

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $690,024.

     On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $626,561.

     On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $170,824.

     On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $297,065.

     On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $135,142.

5.  FINANCIAL HIGHLIGHTS

     Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 1999 and each of the previous five years ended December 31, 1998 or, if not in existence a full year, the initial period ended December 31:


                                                                                 Investment Company
                                                          -----------------------------------------------------------------
                                                                                  Money Market Fund
                                                          -----------------------------------------------------------------
                                                             1999       1998       1997       1996       1995       1994
                                                          ---------    -------     -------   -------    -------    -------
Unit value, beginning of period/year ..................   $   2.03    $   1.95    $  1.87    $  1.80   $  1.72    $  1.68
                                                          ========    ========    =======    =======   =======    =======
Unit value, end of  period/year .......................   $   2.07    $   2.03    $  1.95    $  1.87   $  1.80    $  1.72
                                                          ========    ========    =======    =======   =======    =======
Units outstanding, end of  period/year ................    192,725     373,107     90,542     66,104    62,822     29,648
                                                          ========    ========    =======    =======   =======    =======

                                                                                Investment Company
                                                          ----------------------------------------------------------------
                                                                                 All America Fund
                                                          ----------------------------------------------------------------
                                                             1999       1998       1997       1996       1995       1994
                                                          ---------    -------     -------   -------    -------    -------
Unit value, beginning of  period/year .................   $   8.09    $   6.76   $   5.39   $   4.52  $   3.35    $  3.36
                                                          ========    ========   ========   ========  ========    =======
Unit value, end of  period/year .......................   $   9.03    $   8.09   $   6.76   $   5.39  $   4.52    $  3.35
                                                          ========    ========   ========   ========  ========    =======
Units outstanding, end of  period/year ................    968,375     961,495    919,295    621,536    239,745    91,238
                                                          ========    ========   ========   ========  ========    =======

                                                                                Investment Company
                                                      ----------------------------------------------------------------------
                                                                                 Equity Index Fund
                                                        ------------------------------------------------------------------
                                                           1999        1998       1997        1996       1995       1994
                                                         ---------    -------    -------     -------    -------    -------
Unit value, beginning of  period/year                    $    2.86   $    2.26  $    1.72    $  1.42    $  1.05    $ 1.05
                                                         =========   =========  =========    =======    =======    ======
Unit value, end of  period/year                          $    3.19   $    2.86  $    2.26    $  1.72    $  1.42    $ 1.05
                                                         =========   =========  =========    =======    =======    ======
Units outstanding, end of  period/year                   3,990,947   3,950,586  2,496,288    858,298    333,578    35,717
                                                         =========   =========  =========    =======    =======    ======

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

                                                                         Investment Company
                                          --------------------------------------------------------------------------------
                                           Mid-Cap Equity
                                             Index Fund                              Bond Fund
                                          ---------------- ---------------------------------------------------------------
                                                1999*       1999        1998       1997       1996       1995       1994
                                               -------     -------     -------    -------    -------    -------    -------
Unit value, beginning of period/year ......    $ 1.00       $ 3.17     $  3.00     $ 2.75   $   2.69     $ 2.28   $  2.39
                                               ======      =======     =======    =======    =======     ======    ======
Unit value, end of period/year ............    $ 1.04       $ 3.10     $  3.17     $ 3.00   $   2.75     $ 2.69   $  2.28
                                               ======      =======     =======    =======    =======     ======    ======
Units outstanding, end of period/year .....    16,505      610,862     714,893    301,512    328,371     65,503    23,434
                                               ======      =======     =======    =======    =======     ======    ======


                                                                     Investment Company
                                              ----------------------------------------------------------------
                                                                    Short-Term Bond Fund
                                              ----------------------------------------------------------------
                                                1999        1998       1997       1996       1995       1994
                                              --------     -------    -------    -------    -------    -------
Unit value, beginning of period/year           $  1,24     $   .19     $ 1.14     $ 1.10      $1.03     $1.03
 ..........................................    =======     =======     ======     ======      =====     =====
Unit value, end of period/year ............    $  1.26     $  1.24     $ 1.19     $ 1.14      $1.10     $1.03
                                               =======     =======     ======     ======      =====     =====
Units outstanding, end of period/year .....    126,055     126,929     24,344     17,798      5,302     3,639
                                               =======     =======     ======     ======      =====     =====


                                                                       Investment Company
                                                ----------------------------------------------------------------
                                                                       Mid-Term Bond Fund
                                                ----------------------------------------------------------------
                                                  1999        1998       1997       1996       1995       1994
                                                --------     -------    -------    -------    -------    -------
Unit value, beginning of period/year .........  $   1.32    $   1.26    $  1.19  $    1.1    $  1.01     $ 1.06
                                                ========    ========    =======  =========   =======     ======
Unit value, end of period/year ...............  $   1.32    $   1.32    $  1.26  $    1.19   $  1.16     $ 1.01
                                                ========    ========    =======  =========   =======     ======
Units outstanding, end of period/year ........   166,346     197,045     49,001    260,862    18,581      3,694
                                                ========    ========    =======  =========   =======     ======


                                                                        Investment Company
                                                 ----------------------------------------------------------------
                                                                          Composite Fund
                                                 ----------------------------------------------------------------
                                                   1999        1998       1997       1996       1995       1994
                                                 --------     -------    -------    -------    -------    -------
Unit value, beginning of period/year ..........  $   4.93    $   4.36   $   3.75   $   3.39   $  2.82    $   2.95
                                                 ========    ========   ========   ========   =======    ========
Unit value, end of period/year ................  $   5.17    $   4.93   $   4.36   $   3.75   $  3.39    $   2.82
                                                 ========    ========   ========   ========   =======    ========
Units outstanding, end of period/year .........   797,411     696,121    643,537    456,304   281,905     131,650
                                                 ========    ========   ========   ========   =======    ========

                                                                        Investment Company
                                                -----------------------------------------------------------------
                                                                      Aggressive Equity Fund
                                                  ---------------------------------------------------------------
                                                    1999        1998        1997        1996      1995      1994
                                                  --------     -------     -------     -------   -------   ------
Unit value, beginning of period/year ..........     $ 2.02      $ 2.15      $ 1.80      $ 1.43  $   1.05    $1.00
                                                 =========   =========   =========   =========   =======  =======
Unit value, end of period/year ................     $ 2.14      $ 2.02      $ 2.15      $ 1.80  $   1.43    $1.05
                                                 =========   =========   =========   =========   =======  =======
Units outstanding, end of period/year .........  1,465,444   1,778,370   2,289,562   1,386,311   599,553  106,710
                                                 =========   =========   =========   =========   =======  =======

                                                                             Scudder
                                                 ---------------------------------------------------------------
                                                                            Bond Fund
                                                 ---------------------------------------------------------------
                                                   1999        1998       1997       1996       1995      1994
                                                 -------     -------    -------    -------    -------   -------
Unit value, beginning of period/year ..........   $13.02      $12.37     $11.48     $11.30    $  9.69    $10.32
                                                 =======     =======    =======    =======   =======   ========
Unit value, end of period/year ................   $12.78      $13.02     $12.37     $11.48     $11.30     $9.69
                                                 =======     =======    =======    =======   =======   ========
Units outstanding, end of period/year .........   27,673      26,966      7,927      3,877      2,407       799
                                                 =======     =======    =======    =======   =======   ========

------------
*Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

                                                                            Scudder
                                               ---------------------------------------------------------------
                                                                      Capital Growth Fund
                                               ---------------------------------------------------------------
                                                  1999        1998       1997       1996       1995      1994
                                                -------     -------    -------    -------    -------   -------
Unit value, beginning of period/year .........  $ 36.07     $ 29.64    $ 22.11     $18.64     $14.67    $16.46
                                                =======     =======    =======     ======     ======    ======
Unit value, end of period/year ...............  $ 39.81     $ 36.07    $ 29.64     $22.11     $18.64    $14.67
                                                =======     =======    =======     ======     ======    ======
Units outstanding, end of period/year ........  180,463     171,014    159,853     73,641     42,366    22,116
                                                =======     =======    =======     ======     ======    ======

                                                                              Scudder
                                                ----------------------------------------------------------------
                                                                        International Fund
                                                ----------------------------------------------------------------
                                                   1999        1998       1997       1996       1995      1994
                                                 ---------    -------    -------    -------    -------   -------
Unit value, beginning of period/year .........   $   16.93    $ 14.46     $13.43     $11.85     $10.80    $11.06
                                                 =========    =======     ======     ======     ======    ======
Unit value, end of period/year ...............   $   18.50    $ 16.93     $14.46     $13.43     $11.85    $10.80
                                                 =========    =======     ======     ======     ======    ======
Units outstanding, end of period/year ........   1,250,783    105,376     78,166     70,139     29,549    52,296
                                                 =========    =======     ======     ======     ======    ======

                                                                       American Century
                                                 -------------------------------------------------------------
                                                                 VP Capital Appreciation Fund
                                                 -------------------------------------------------------------
                                                  1999        1998       1997      1996       1995       1994
                                                 ------      ------     ------     ------     ------    ------
Unit value, beginning of period/year .........   $10.69      $11.04     $11.53     $12.18     $ 9.39    $ 9.61
                                                 ======      ======     ======     ======     ======    ======
Unit value, end of period/year ...............   $12.34      $10.69     $11.04     $11.53     $12.18    $ 9.39
                                                 ======      ======     ======     ======     ======    ======
Units outstanding, end of period/year ........   59,237      36,061     44,293     67,688     56,618    13,116
                                                 ======      ======     ======     ======     ======    ======


                                                                             Calvert
                                                 --------------------------------------------------------------
                                                                      Social Balanced Fund
                                                 --------------------------------------------------------------
                                                   1999       1998        1997      1996        1995      1994
                                                 --------    -------     -------   -------     -------   ------
Unit value, beginning of period/year .........   $  3.04     $  2.65    $  2.23    $  2.01     $ 1.57    $ 1.64
                                                 =======     =======    =======    =======     ======    ======
Unit value, end of period/year ...............   $  3.18     $  3.04    $  2.65    $  2.23     $ 2.01    $ 1.57
                                                 =======     =======    =======    =======     ======    ======
Units outstanding, end of period/year ........   242,527     256,931    194,166    100,573     45,392    18,308
                                                 =======     =======    =======    =======     ======    ======


                                                                                Fidelity VIP
                                                            ---------------------------------------------------
                                                                             Equity-Income Fund
                                                            ---------------------------------------------------
                                                              1999         1998      1997       1996      1995
                                                            --------     --------  --------   --------   ------
Unit value, beginning of period/year .....................  $  30.65      $ 27.77    $21.93     $19.43   $16.30
                                                            ========     ========   =======    =======  =======
Unit value, end of period/year ...........................  $  34.34      $ 30.65    $27.77     $21.93   $19.43
                                                            ========     ========   =======    =======  =======
Units outstanding, end of period/year ....................   111,775      115,626    94,213     60,979   17,958
                                                            ========     ========   =======    =======  =======

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

                                                                             Fidelity VIP II
                                                           --------------------------------------------------
                                                                               Contra Fund
                                                           --------------------------------------------------
                                                            1999         1998      1997       1996      1995
                                                           -------     --------  --------   --------   ------
Unit value, beginning of period/year ....................  $ 20.16      $ 20.36   $ 16.59    $ 13.85   $11.43
                                                           =======      =======   =======    =======   ======
Unit value, end of period/year ..........................  $ 28.93      $ 26.16   $ 20.36    $ 16.59   $13.85
                                                           =======      =======   =======    =======   ======
Units outstanding, end of period/year ...................  310,847      278,931   212,606    153,360   29,132
                                                           =======      =======   =======    =======   ======

                                                                            Fidelity VIP II
                                                           -------------------------------------------------
                                                                          Asset Manager Fund
                                                           -------------------------------------------------
                                                            1999        1998      1997        1996     1995
                                                           ------       ------    ------     ------   ------
Unit value, beginning of period/year                       $24.04       $21.14    $17.72     $15.66   $14.04
                                                           ======       ======    ======     ======    =====
Unit value, end of period/year                             $25.16       $24.04    $21.14     $ 7.72   $15.66
                                                           ======       ======    ======     ======    =====
Units outstanding, end of period/year                      74,270       68,139    65,125     36,872    5,561
                                                           ======       ======    ======     ======    =====

                        THE AMERICAN LIFE
                        INSURANCE COMPANY OF NEW YORK
                        A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                        MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

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                        NEW YORK, NY 10022-6839
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